Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	LAZARD RETIREMENT SERIES INC
Central Index Key	0001033669
Amendment Flag	false
Document Creation Date	Apr. 28, 2017
Document Effective Date	Apr. 28, 2017
Prospectus Date	May 01, 2017